Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

February 25, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           RE: Transamerica Partners Funds Group II (the “Trust”)
          (1933 Act File No.: 033-00295) (1940 Act File No.: 811-07495)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2010. No fees are required in connection with this filing.

The Amendment is being filed to comply with the amendments to Form N-1A as stated in the Commission’s Final Rule Release Nos. 33-8998; IC-28584; File No. S7-28-07 dated January 13, 2009, which require, among other things, that every prospectus include a summary section at the front of the prospectus, consisting of key information about the fund, including investment objectives and strategies, risks, costs, and performance. The format of the Trust’s current prospectuses has been modified to incorporate the required amendments to Form N-1A.

Please direct any comments or questions about this filing to the undersigned at (727) 299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore
Margaret A. Cullem-Fiore
Vice President and Senior Counsel
Transamerica Asset Management, Inc.

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